As filed with the Securities and Exchange Commission on September 4, 2025

File No. 333-289295

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

Pre-Effective Amendment No. 2

Post-Effective Amendment No. [  ]

THE TIMOTHY PLAN

(Exact Name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (407) 644-1986

BRIAN MUMBERT

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Copies to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

(202) 775-1207

Title of securities being registered: Timothy Plan Large Mid/Cap Core ETF Fund

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Timothy Plan US Large/Mid Cap Core Enhanced ETF

A Series of The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

September 5, 2025

Dear Shareholder,

We are sending this information to you because you are a shareholder of the Timothy Plan US Large/Mid Cap Core Enhanced ETF (the “Acquired Fund”), a series of The Timothy Plan (the “Trust”). After careful consideration, Timothy Partners, Ltd. (“TPL” or the “Adviser”), the Acquired Fund’s investment adviser, recommended, and the Board of Trustees (the “Board”) approved, the reorganization of the Acquired Fund into the Timothy Plan US Large/Mid Cap Core ETF (the “Acquiring Fund”), also an existing series of the Trust (each of the Acquired Fund and Acquiring Fund may be referred to as a “Fund,” and together, the “Funds”) (the “Reorganization”). TPL also serves as the investment adviser to the Acquiring Fund. Victory Capital Management Inc. (the “Sub-Adviser”) serves as investment sub-adviser to both the Acquired Fund and Acquiring Fund and the same portfolio managers are responsible for day-to-day management of each Fund. The Acquired Fund and the Acquiring Fund are each index funds and they have similar, but not identical, principal investment strategies and principal risks and identical fundamental investment restrictions. The primary difference between the underlying index of the Funds is that the Acquired Fund’s underlying index tactically reduces its exposure to the equity markets during periods of significant market decline and goes into cash. Each Fund’s underlying index is a subset of the same parent index.

TPL has recommended the Reorganization due to (1) the Acquired Fund’s inability to attract assets and reach an economically viable size and (2) the overall more favorable performance of the Acquiring Fund. Additionally, the Reorganization will increase the size of the Acquiring Fund, which may lead to additional market liquidity and potentially lower bid/ask spreads. The Board, based on factors and determinations discussed in the enclosed information statement/prospectus, has determined that the Reorganization is in the best interests of the Acquired Fund, the Acquiring Fund and their respective shareholders, and that the Reorganization will not dilute the interests of either Fund’s shareholders.

As further explained in the enclosed information statement/prospectus, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization (the “Reorganization Agreement”), shareholders of the Acquired Fund will receive the equivalent aggregate net asset value of shares of the Acquiring Fund (plus cash in lieu of fractional shares, if any) that the shareholder held immediately prior to the Reorganization. The shares of the Acquiring Fund will then be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

The Reorganization will not require any shareholder action. In accordance with the Trust’s Agreement and Declaration of Trust and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the Reorganization may be effected without the approval of shareholders of either Fund. Prior to the Reorganization, you may purchase and sell shares of the Acquired Fund as usual in accordance with the procedures described in the Funds’ prospectus dated May 1, 2025, as supplemented. The Reorganization is expected to close on or about October 3, 2025. The Reorganization is expected to close after market hours on October 3, 2025. The last day of trading in the security will be on or about October 3, 2025, and the security will be suspended in the pre-market on October 6, 2025.

The Reorganization is expected to be a tax-free event for shareholders of the Acquired Fund for federal income tax purposes (except with respect to cash received in lieu of any fractional shares). The expenses relating to the Reorganization, including the costs associated with the delivery of this information statement/prospectus, will be borne by the Adviser, even if the Reorganization is not consummated.

Shares of the Funds are listed for trading on The New York Stock Exchange. In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund is expected to be suspended as of close of business on August 22, 2025.

Sincerely,

By: /s/ Arthur D. Ally

Arthur D. Ally

President, Chief Executive Officer and

Principal Operations Officer

Timothy Partners, Ltd.

COMBINED INFORMATION STATEMENT AND PROSPECTUS

September 5, 2025

For the Reorganization of

Timothy Plan US Large/Mid Cap Core Enhanced ETF

Into

Timothy Plan US Large/Mid Cap Core ETF

Each a Series of The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

This Combined Information Statement/Prospectus (“Information Statement/Prospectus”) is provided to shareholders of the Timothy Plan US Large/Mid Cap Core Enhanced ETF (the “Acquired Fund”), a series of The Timothy Plan (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Acquired Fund will be reorganized into the Timothy Plan US Large/Mid Cap Core ETF (the “Acquiring Fund”), also an existing series of the Trust (each of the Acquired Fund and Acquiring Fund may be referred to as a “Fund,” and together, the “Funds”) (the “Reorganization”). In exchange for your shares of the Acquired Fund, you will receive a number of shares of beneficial interest of the Acquiring Fund and cash in lieu of any fractional shares of the Acquiring Fund with an aggregate value equal to the current net asset value (“NAV”) of your Acquired Fund shares, as of the closing date of the Reorganization. As a result, at the conclusion of the Reorganization, you will become a shareholder of the Acquiring Fund.

	Acquired Fund	Acquiring Fund
Fund Name	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan US Large/Mid Cap Core ETF
Ticker Symbol	TPLE	TPLC

Timothy Partners, Ltd. (“TPL” or the “Adviser”), also serves as the investment adviser to the Acquiring Fund. Victory Capital Management Inc. (the “Sub-Adviser”) serves as investment sub-adviser to both the Acquired Fund and Acquiring Fund and the same portfolio managers are responsible for day-to-day management of each Fund. The Acquired Fund and the Acquiring Fund are each an index fund and they have similar, but not identical, principal investment strategies and principal risks and identical fundamental investment restrictions. The primary difference between the underlying index of the Funds is that the Acquired Fund’s underlying index tactically reduces its exposure to the equity markets during periods of significant market decline and goes into cash. Each Fund's index is a subset of the same parent index.

Shares of the Funds are listed for trading on The New York Stock Exchange, Arca. In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund is expected to be suspended as of close of business on August 22, 2025.

If you need additional copies of this Information Statement/Prospectus, please contact the Funds by calling 1-800- 846-7526 or by writing to:

The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

TPL has recommended the Reorganization due to (1) the Acquired Fund’s inability to attract assets and reach an economically viable size and (2) the overall more favorable performance of the Acquiring Fund. Additionally, the Reorganization will increase the size of the Acquiring Fund, which may lead to additional market liquidity and potentially lower bid/ask spreads. TPL and the Trust’s Board of Trustees (the “Board” or the “Trustees”), who serve as the Trustees for both Funds, carefully considered the proposed Reorganization, as well as potential alternatives for the Acquired Fund, including the liquidation of the Acquired Fund and the continued viability of the Acquired Fund as a stand-alone entity. After careful consideration, the Board approved the Reorganization Agreement. A copy of the Reorganization Agreement is attached to this Information Statement/Prospectus as Appendix A. No shareholder vote will be taken with respect to the matters described in this Information Statement/Prospectus. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Information Statement/Prospectus:

a.	The Prospectus and Statement of Additional Information for the Funds, dated May 1, 2025, as supplemented; Prospectus and SAI 5-1-25; SAI Supplement dated 6-6-25;

b.	The Funds’ Annual Report on Form N-CSR for the fiscal year ended December 31, 2024 (on file with the SEC (http://www.sec.gov) (File No. 811-08228) (Accession No. 0001004726-25-000045)); Annual Report 12-31-24;

c.	The Funds’ Semi-Annual Report on Form N-CSR for the fiscal period ended June 30, 2025 available on the SEC Website at http://www.sec.gov; SEC File No. 811-08228 and also on the Timothy Plan Website at etf.timothyplan.com when filed, and

d.	The Statement of Additional Information relating to this Information Statement/Prospectus dated September 5, 2025.

This Information Statement/Prospectus will be mailed on or about Septenber 10, 2025 to shareholders of record of the Acquired Fund as of August 29, 2025 (the “Record Date”).

Copies of these materials and other information about the Trust and the Funds are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

1-800- 846-7526

The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

For a free copy of the Funds’ most recent annual report, please contact the Funds by calling the above-referenced telephone number or by writing to the Funds at the above-referenced address.

The SEC has not approved or disapproved the Acquiring Fund’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

SUMMARY

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein by reference. You should read carefully the entire Information Statement/Prospectus, including the Reorganization Agreement which is attached as Appendix A, because it contains details that are not in the summary.

The Acquired Fund and the Acquiring Fund are each an index fund and they have similar, but not identical, principal investment strategies and principal risks and identical fundamental investment restrictions. The primary difference between the underlying index of the Funds is that the Acquired Fund’s underlying index tactically reduces its exposure to the equity markets during periods of significant market decline and goes into cash. Each Fund’s underlying index is a subset of the same parent index.

TPL has recommended the Reorganization due to (1) the Acquired Fund’s inability to attract assets and reach an economically viable size and (2) the overall more favorable performance of the Acquiring Fund. Additionally, the Reorganization will increase the size of the Acquiring Fund, which may lead to additional market liquidity and potentially lower bid/ask spreads. The Board, based on factors and determinations discussed in “Board Considerations” within this Information Statement/Prospectus, has determined that the Reorganization is in the best interests of the Acquired Fund, the Acquiring Fund and their respective shareholders, and that the Reorganization will not dilute the interests of either Fund’s shareholders.

The Reorganization is expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Code. Accordingly, it is anticipated that the Reorganization should be a tax-free transaction (except with respect to cash received in lieu of any fractional shares). For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this Information Statement/Prospectus.

Comparison of Acquired Fund and Acquiring Fund

The following table provides a comparison of pertinent information of the Acquired Fund and Acquiring Fund.

	Acquired Fund (Timothy Plan US Large/Mid Cap Core Enhanced ETF)	Acquiring Fund (Timothy Plan US Large/Mid Cap Core ETF)
Form of Organization	Delaware business trust	Same.
Net Assets as of June 30, 2025	$17,400,368	$305,431,202
Investment Objective	The Fund seeks to provide investment results that track the performance of Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index before fees and expenses.	The Fund seeks to provide investment results that track the performance of the Victory US Large/Mid Cap Volatility Weighted BRI Index before fees and expenses.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Adviser (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities.

In accordance with a rules-based formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have either further declined or rebounded. The term “Long/Cash” in the Index’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.

The Index utilizes the following rules-based methodology to construct its constituent securities:

●    The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings across the last twelve months.

●    The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index’s constituent securities are determined.

●    The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large/Mid Cap Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Adviser (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Sub-Adviser, to construct its constituent securities.

The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.

2

The Fund’s Adviser provides the Sub-Adviser with the list of Excluded Securities that do not satisfy the Adviser’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2025, the Index had a market capitalization range from $1.76 billion to $2.65 trillion.

The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash or cash equivalents. The market decline is measured at month-end by reference to the Victory US Large Cap/Mid Cap Volatility Weighted BRI Index (“Reference Index”), which is composed of similar securities as the Index but without any allocation to cash or cash equivalents.

A “significant market decline” means a decline of 10% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which, the Index’s exposure to the equity market may be as low as 25% depending on the magnitude and duration of such decline.

The Fund’s Adviser provides the Sub-Adviser with the list of Excluded Securities that do not satisfy the Adviser’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2025, the Index had a market capitalization range from $1.76 billion to $2.65 trillion.

3

During a period of significant market decline that is 10% or more but less than 20% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.

The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month-end, as follows:

●    The Index will return to being 100% allocated to stocks if the subsequent month-end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.

●    If the Reference Index declines by 20% or more but less than 30% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.

●    If the Reference Index declines by 30% or more but less than 40% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.

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●    If the Reference Index declines by 40% or more from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.

The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund will experience higher portfolio turnover and incur additional transaction costs.

During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the Fund will invest the cash portion dictated by the Index in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.

While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the Index.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

5

Investment Adviser	Timothy Partners, Ltd.	Same.
Investment Sub-Adviser	Victory Capital Management Inc.	Same.
Portfolio Managers	Mannik Dhillon and Lela Dunlap	Same.
Management Fee	0.52%	Same.
Total Annual Operating Expenses as of June 30, 2025	0.52%	Same.
How to Purchase and Sell Shares	The Fund issues and redeems Shares at their net asset value (NAV) only in large blocks (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.	Same.

6

Tax Information	The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.	Same.
Payment to Broker-Dealers and Other Financial Intermediaries	If you purchase Shares through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.	Same.

The Funds have identical fundamental and non-fundamental investment restrictions

Fundamental Investment Restrictions

Senior Securities

None of the Funds may issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Rule 18f-4 under the 1940 Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

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Borrowing

Each Fund may not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Underwriting, Purchasing Securities on Margin, or Participating on a Joint Basis

None of the Funds may underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act, in the disposition of restricted securities.

Real Estate

None of the Funds may purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent any of these Funds from investing in the following: (i) securities or other instruments backed by real estate; (ii) securities of real estate operating companies; or (iii) securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude any of these Funds from buying securities backed by mortgages on real estate or securities of companies engaged in such activities.

Concentration

None of the Funds may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction. This restriction shall not prevent any Fund from investing all of its assets in a “master” fund that has adopted similar investment objectives, policies and restrictions.

Concentration means investing more than 25% of a Fund’s net assets in a particular industry or a specified group of industries.

Commodities

None of the Funds may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Lending

None of the Funds may make loans, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction. Generally, the 1940 Act prohibits loans if a fund’s investment policies do not permit loans, and if the loans are made, directly or indirectly, to persons deemed to control or to be under common control with the registered investment company.

8

Non-Fundamental Investment Restrictions

The following investment policies restrictions are non-fundamental and may be changed by a vote of a majority of the Trustees.

1.	No Fund may purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, which permits operation as a “fund of funds.” Except as provided in the next paragraph and below in “Securities of Other Investment Companies,” none of the Funds may: (1) invest more than 5% of its total assets in the securities of any one investment company; (2) own more than 3% of the securities of any one investment company; or (3) invest more than 10% of its total assets in the securities of other investment companies.

2.	Each Fund may purchase and redeem shares issued by a money market fund without limit, provided that either: (1) the acquiring Fund pays no “sales charge” or “service fee” (as each of those terms is defined in the FINRA Conduct Rules); or (2) the Adviser waives its Advisory fee in an amount necessary to offset any such sales charge or service fee. For purposes of this investment restriction, a “money market fund” is either: (1) an open-end investment company registered under the 1940 Act and regulated as a money market fund in accordance with Rule 2a-7 under the 1940 Act; or (2) a company that is exempt from registration as in investment company under Sections 3(c)(1) or 3(c)(7) of the 1940 Act and that: (a) limits its investments to those permitted under Rule 2a-7 under the 1940 Act; and (b) undertakes to comply with all the other requirements of Rule 2a-7, except that, if the company has no board of directors, the company’s investment adviser performs the duties of the board of directors

3.	No Fund may make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

4.	No Fund may invest more than 15% of its net assets in illiquid investments. Illiquid investments are generally any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Such investments include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(a)(2) of the 1933 Act, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Victory Capital Management Inc. (the “Adviser”), the Fund’s investment adviser, under oversight of the Board, determines whether a particular investment is deemed to be liquid based on the trading markets for the specific security and other factors.

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Comparison of Principal Risks of Investing in the Funds

The following table compares the current principal risks of each Fund. The Acquired Fund is subject to certain risks that do not apply to the Acquiring Fund: Fixed Income Risk, Investment Company Risk and Index/Defensive Positioning Risk. The difference between the underlying performance indices of the Funds is that the Acquired Fund’s underlying index tactically reduces its exposure to the equity markets during periods of significant market decline by reallocating to Treasury Bills and reallocating back to stocks when market prices have further declined or rebounded. This results in the Fixed Income Risk exposure for the Acquired Fund. There are no other material differences in the risk/return profiles of the Acquired and Acquiring Funds and the Sub-Advisor intends to manage and invest in the Acquiring Fund in a manner substantially similar to the Acquired Fund.

Acquired Fund (Timothy Plan US Large/Mid Cap Core Enhanced ETF)	Acquiring Fund (Timothy Plan US Large/Mid Cap Core ETF)
Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

10

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

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Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Investment Company Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Index/Defensive Positioning Risk. Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations, or will react to a short-term market swing that occurs at month end. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index’s prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.

Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.	Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result is subject to special risks, including:

●    Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●    Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result is subject to special risks, including:

●    Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●    Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

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●    Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●    Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●    Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●    Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●    Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●    Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

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The Funds’ Fees and Expenses

The following table shows the current fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Acquired Fund compared to the Acquiring Fund (based on the twelve months ended June 30, 2025) and the pro forma fees and expenses of the Acquiring Fund for the same period assuming the Reorganization had been completed and effective for the twelve month period ended June 30, 2025. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Acquired Fund	Acquiring Fund	Acquiring Fund (Pro Forma)
Management Fee	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	0.52%	0.52%	0.52%

Example

The Example below is intended to help you compare the costs of investing in the Acquired Fund with the cost of investing in the Acquiring Fund, and of the Acquiring Fund on a pro forma basis assuming the Reorganization had been completed and effective for the twelve month period ended June 30, 2025. The Example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Acquired Fund	$53	$167	$291	$653
Acquiring Fund	$53	$167	$291	$653
Acquiring Fund (Pro Forma)	$53	$167	$291	$653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2024, the Funds’ portfolio turnover rates were:

Acquired Fund
Timothy Plan US Large/Mid Cap Core Enhanced ETF	29%
Acquiring Fund
Timothy Plan US Large/Mid Cap Core ETF	25%

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Past Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Acquired Fund’s and Acquiring Fund’s performance from year to year and by comparing each Fund’s performance to a broad based index and to the Underlying Index. The Acquired Fund’s and Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

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Acquiring Fund (Timothy Plan US Large/Mid Cap Core ETF)

Year-by-year Annual Total Returns

(for calender years ending on December 31)

BEST QUARTER Jun-2020	WORST QUARTER Mar-2020
20.54%	-24.00%

Average Annual Total Returns

(for periods ending on December 31, 2024)

US LARGE / MID CAP CORE ETF

	1 Year	5 Years	Inception*
Return before taxes	13.12%	10.49%	10.87%
Return after taxes on distributions(1)	12.71%	10.22%	10.60%
Return after taxes on distributions and sale of shares(1)	7.76%	8.27%	8.63%
S&P 500 Index (2) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.83%
Victory US Large/Mid Cap Volatility Weighted BRI Index(3) (reflects no deduction for fees, expenses or taxes)	13.72%	11.09%	11.47%

*	April 29, 2019
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Standard & Poor’s 500 (“S&P 500”) Index is market capitalization-weighted index tracking the performance of the 500 largest companies listed on stock exchanges in the United States as measured by market capitalization.
(3)	Victory US Large/Mid Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Adviser. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

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Acquired Fund (Timothy Plan US Large/Mid Cap Core Enhanced ETF)

Year-by-year Annual Total Returns

(for calender years ending on December 31)

BEST QUARTER Mar-2024	WORST QUARTER Jun-2022
10.39%	-7.84%

Average Annual Total Returns

(for periods ending on December 31, 2024)

US LARGE / MID CAP CORE ENHANCED ETF

	1 Year	Inception*
Return before taxes	13.18%	1.87%
Return after taxes on distributions(1)	12.77%	1.51%
Return after taxes on distributions and sale of shares(1)	7.79%	1.33%
S&P 500 Index (2) (reflects no deduction for fees, expenses or taxes)	25.02%	10.52%
Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index(3) (reflects no deduction for fees, expenses or taxes)	13.72%	1.96%

*	July 28, 2021
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Standard & Poor’s 500 (“S&P 500”) Index is market capitalization-weighted index tracking the performance of the 500 largest companies listed on stock exchanges in the United States as measured by market capitalization.
(3)	Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Adviser. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

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Federal Income Tax Consequences of the Reorganization

As a non-waiverable condition to the Reorganization, the Trust, on behalf of each Fund, will have received an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code. Accordingly, neither the Funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization (except with respect to cash in lieu of any fractional shares). In addition, the tax basis and the holding period of the Acquiring Fund shares received by each shareholder of the Acquired Fund in the Reorganization should be the same as the tax basis and holding period of the Acquired Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the Acquiring Fund shares received, the Acquired Fund’s shares given up must have been held as capital assets by the shareholder. See “Information About the Reorganization – Federal Income Tax Consequences,” below.

Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Acquired Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Acquired Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

Adviser. Each Fund is managed by the same investment adviser. Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Boulevard, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the SEC as an investment adviser. TPL supervises the investment of the assets of the Funds in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the Sub-Adviser. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion.

Sub-Adviser. Each Fund is managed by the same investment sub-adviser. TPL, with the consent of the Trust’s Board, has entered into a Sub-Advisory Agreement with Victory Capital Management, Inc., (“Victory Capital” or the “Sub-Adviser”) through its Victory Solutions team, located at 15935 La Cantera Parkway, San Antonio, TX 78256. The Sub-Adviser is a New York corporation registered as an investment adviser with the SEC. The Sub-Adviser manages the investment portfolios of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2024, the Sub-Adviser managed or advised assets totaling approximately $176 billion for individual and institutional clients.

Portfolio Managers. Each Fund is managed by the same portfolio managers. Mannik Dhillon and Lela Dunlap are Co-Portfolio Managers of each Fund and are jointly responsible for the day-to-day management of the Fund’s portfolio.

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Mannik Dhillon, CFA and CAIA®, is President of Victory Capital’s VictoryShares and Solutions platform. From 2015- 2017, he served as the Sub-Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA charter holder.

Lela Dunlap is the Head of Implementation and a Portfolio Manager for the VictoryShares and Solutions team. Ms. Dunlap began her investment career in 2006 at AMCO which was acquired by Victory Capital in 2019. She holds the CFA designation and is a member of the CFA Society of San Antonio.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this information statement/prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Information Statement/Prospectus, the Prospectus and Statement of Additional Information of the Acquired Fund and Acquiring Fund, and the Reorganization Agreement. Shareholders should read this entire information statement/prospectus carefully.

INFORMATION ABOUT THE REORGANIZATION

Reorganization Agreement. The Reorganization Agreement sets forth the terms by which the Acquired Fund will be reorganized into the Acquiring Fund. The Reorganization Agreement is attached as Appendix A. The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the Reorganization.

The Reorganization. The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, the Acquiring Fund will issue to the Acquired Fund that number of Acquiring Fund shares (and cash in lieu of fractional shares, if any) having an aggregate net asset value equal in value to the aggregate net asset value of the Acquired Fund, calculated as of the closing date of the Reorganization (the “Closing Date”). The Acquired Fund will redeem its shares in exchange for the Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The Acquired Fund shareholders will receive the Acquiring Fund shares (and cash in lieu of fractional shares, if any) based on their holdings in the Acquired Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of shares of the Acquiring Fund (plus cash received in lieu of fractional shares, if any) equal in value to the aggregate net asset value of such shareholder’s shares held in the Acquired Fund as of the Valuation Time. However, because the Acquiring Fund is an ETF, the market price of Acquiring Fund shares may be greater or less than its net asset value per share. After the Reorganization, all of the issued and outstanding shares of the Acquired Fund will be canceled and the transfer agent’s books of the Acquired Fund will be permanently closed.

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Shares of the Funds are listed for trading on The New York Stock Exchange. In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund is expected to be suspended as of the close of business on August 22, 2025.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Trust, on behalf of each Fund, with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on October 3, 2025, as is agreed to by the parties.

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Reorganization Agreement.

Repositioning of the Acquired Fund’s Portfolio Assets. There is not expected to be any repositioning of the Acquired Fund’s portfolio as a result of the Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

The Reorganization is conditioned upon the receipt by the Acquired Fund and the Acquiring Fund of an opinion from Sullivan & Worcester LLP, counsel to the Trust, substantially to the effect that, for federal income tax purposes:

(i)	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)	No gain or loss will be recognized by the Acquired Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of Acquiring Fund shares to shareholders of the Acquired Fund.

(iii)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund as part of the Reorganization.

(iv)	The tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred from the Acquired Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer.

(v)	The holding period in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred from the Acquired Fund to the Acquiring Fund in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset).

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(vi)	No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for Acquiring Fund shares (except with respect to cash received in lieu of fractional shares).

(vii)	The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund (including fractional shares to which the shareholder would be entitled but for the distribution of cash in lieu of fractional shares) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(viii)	The holding period of each shareholder of the Acquired Fund for the Acquiring Fund shares received in the Reorganization will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the Acquiring Fund with respect to (A) any asset as to which any gain or loss may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. In addition, no opinion will be expressed as to the effect of the Reorganization on any Acquired Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the Acquired Fund and Acquiring Fund. No tax ruling has been or will be received from the Internal Revenue Service in connection with the Reorganization. An opinion of counsel is not binding on the Internal Revenue Service or a court, and no assurance can be given that the Internal Revenue Service would not assert, or a court would not sustain, a contrary position. Shareholders of the Acquired Fund should consult their tax advisers regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances.

Immediately prior to the Reorganization, the Acquired Fund will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to the Acquired Fund shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) for taxable years ending on or prior to the Closing Date, all of its net income and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover).

Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses to offset its capital gains recognized in future years.

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As of June 30, 2025, the Funds had the following unused capital loss carryforwards:

Fund	Short-Term Amount	Long-Term Amount	Total
US Large/Mid Cap Core ETF	(13,673,827)	(14,281,333)	(27,955,160)
US Large/Mid Cap Core Enhanced ETF	(9,724,185)	(2,763,501)	(12,487,686)

As of the Closing Date, each Fund may have net realized capital gains or losses and may also have net unrealized gains or losses.

The Reorganization may result in a number of different limitations on the combined Fund’s ability, following the Reorganization, to use realized and unrealized losses of the Acquired Fund and the Acquiring Fund. In the taxable year of the Acquiring Fund in which the Reorganization occurs, the Acquiring Fund will be able to use capital loss carryforwards of the Acquired Fund (including from the Acquired Fund’s short taxable year ending on the Closing Date), subject to the additional limitations described below, to offset only a prorated portion of the Acquiring Fund’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

Assuming shareholders of the Acquired Fund own less than 50% of the Acquiring Fund immediately after the Reorganization, the Reorganization may result in limitations on the combined Fund’s ability, following the Reorganization, to use any capital loss carryforwards of the Acquired Fund (including carryforwards generated in the tax year of the Acquired Fund ending on the date of the Reorganization) and potentially on the combined Fund’s ability to use unrealized capital losses inherent in the tax basis of the assets of the Acquired Fund acquired in the Reorganization. Those limitations are imposed on an annual basis. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. The annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Acquired Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the Internal Revenue Service (“IRS”) and in effect at the time of the Reorganization. This limitation may be prorated in the taxable year of the Acquiring Fund in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

If the Acquiring Fund or the Acquired Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the combined Fund may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund involved in the Reorganization. This limitation will generally apply if the Acquiring Fund’s or the Acquired Fund’s unrealized capital gains as of the date of the Reorganization are greater than either $10,000,000 or 15% of the value of its assets, subject to certain adjustments.

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As a result of the Reorganization, losses and loss carryforwards will benefit the shareholders of the combined Acquiring Fund, rather than only the shareholders of the Fund that incurred them. Even if a particular limitation described above would not be triggered solely by the Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the Acquired Fund or Acquiring Fund (including, potentially, another reorganization). By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, than they otherwise would have if the Reorganization did not occur.

Since the Reorganization is not expected to close until the close of business on October 3, 2025, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the completion of the Reorganization. Further, the ability of each Fund to use losses (even in the absence of the Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains.

BOARD CONSIDERATIONS

The Board considered and discussed the Reorganization at a meeting held on May 30, 2025, and approved it via written consent on July 25, 2025. In its review of the Reorganization, the Board was assisted by legal counsel, and the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, were also assisted by independent legal counsel. The factors considered by the Board include, but are not limited to, those listed below.

●	The Funds’ investment objectives, strategies, and risks are similar and their fundamental and non-fundamental investment policies are identical.

●	Each Fund has the same investment adviser, investment sub-adviser and portfolio managers.

●	Each Fund has the same management fee and total expense ratio.

●	The historical performance of the Acquiring Fund has overall been better than that of the Acquired Fund.

●	The Acquiring Fund is considerably larger than the Acquired Fund and offers greater secondary market liquidity.

●	The Reorganization will further increase the size of the Acquiring Fund, which may lead to additional secondary market liquidity and potentially lower bid/ask spreads.

●	Gain or loss generally is not expected to be recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization (except with respect to cash received in lieu of any fractional shares).

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●	The aggregate NAV of the Acquiring Fund shares and the value of any cash in lieu of any fractional shares of the Acquiring Fund that shareholders of the Acquired Fund will receive in the Reorganization will equal the aggregate NAV of the shares that shareholders of the Acquired Fund own immediately prior to the Reorganization, and the interests of shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the Reorganization.

●	The Acquired Fund and the Acquiring Fund are series of the same Trust, and therefore there will be no change in shareholder rights, and the Board will continue to oversee the Acquiring Fund.

●	All expenses that are solely and directly related to the Reorganization will be paid by the Adviser.

The Board, including a majority of the Independent Trustees, concluded that based upon the factors and determinations summarized above, completion of the Reorganization is advisable and in the best interests of each Fund and its shareholders, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. The determinations were made on the basis of the business judgment of each Trustee after consideration of all of the factors taken as a whole, though individual members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Costs and Expenses of the Reorganization. The Reorganization Agreement provides that all expenses of the Reorganization will be borne by Adviser whether or not the Reorganization is consummated. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this information statement/prospectus; (b) postage; (c) printing; (d) accounting fees; and (e) legal fees incurred by the Trust.

Capitalization. The following table sets forth the capitalization of the Acquired Fund and the Acquiring Fund as of June 30, 2025, and on a pro forma basis after giving effect to the Reorganization. The capitalizations are likely to be different at the time that the Reorganization is scheduled to be completed as a result of daily share purchase and sale activity.

Fund	Timothy Plan US Large/Mid Cap Core Enhanced ETF (“Acquired Fund”)	Timothy Plan US Large/Mid Cap Core ETF (“Acquiring Fund”)	Share Adjustments	Pro Forma Combined
Total Net Assets	$17,400,368	$305,431,202	0	$322,831,570
NAV Per Share	$26.77	$44.92	0	$44.92
Shares Outstanding	650,000	6,800,000	(263,189)	7,186,811

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Comparison of Shareholder Rights. There are no material differences between the rights of shareholders of the Acquired Fund and the Acquiring Fund as they are both series of the Trust.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about the Acquiring Fund and the Acquired Fund is incorporated by reference into this Information Statement/Prospectus from the Prospectus for the Funds, dated May 1, 2025, as may be supplemented from time to time, forming a part of each Fund’s Registration Statement on Form N-1A (File Nos. 033-73248 and 811-08228).  The Financial Highlights for each Fund is included in Appendix B to this Information Statement/Prospectus.

The Funds are subject to the requirements of the Securities Exchange Act of 1934 and 1940 Act and file reports, proxy statements and other information with the SEC. Reports, proxy statements and other information filed by the Funds may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Fund documents can be viewed on-line or downloaded from www.sec.gov. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, reports and other information concerning the Acquired Fund and Acquiring Fund can be inspected at the Funds’ listing exchange, The New York Stock Exchange.

Ownership of Shares. As of August 29,2025, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more* of the shares of the Acquired Fund or the Acquiring Fund. The Funds do not have any knowledge of who the ultimate beneficiaries are of the Shares.

Timothy Plan US Large/Mid Cap Core Enhanced ETF	NATIONAL FINANCIAL SERVICES, LLC 499 WASHINGTON BLVD., JERSEY CITY, NJ 07310	31%
Timothy Plan US Large/Mid Cap Core ETF	PERSHING LLC One Pershing Plaza, 14th Floor, Jersy City, NY 07399	7.36%
	LPL FINANCIAL LLC 4707 Executive Drive, San Diego, CA 92121	5.13%

A party holding in excess of 25% of the outstanding voting securities of a Fund is presumed ownership interest held and the party’s resultant ability to influence voting on certain matters submitted for shareholder consideration.

As of December 31, 2024, Trustees and officers of the Funds, as a group, owned less than 1% of each Fund’s outstanding shares.

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APPENDIX A

agreement and plan of reorganization

This Agreement and Plan of Reorganization (“Agreement”) is made as of July 25, 2025 by and between The Timothy Plan, a Delaware statutory trust (the “Trust”), on behalf of its separate investment series listed on Schedule A (the “Acquiring Fund”) and the Trust, on behalf of its separate investment series also listed on Schedule A (the “Acquired Fund” and, together with the Acquiring Fund, the “Funds”). Timothy Partners, Ltd. is a party to this Agreement solely for purposes of paragraph 8.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquiring Fund and Acquired Fund.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund (the “Acquiring Fund Shares”) and cash in lieu of fractional Acquiring Fund Shares with such cash and shares having an aggregate value equal to the value of the net assets of the Acquired Fund being acquired, the assumption by the Acquiring Fund of all liabilities of the corresponding Acquired Fund, and the distribution of the Acquiring Fund Shares and cash in lieu of fractional Acquiring Fund Shares to the shareholders of the corresponding Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are each separate investment series of a registered open-end management investment company, and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Acquired Fund and the Acquiring Fund are each authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of the Trust has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Trust has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization; and

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1 The Reorganization. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), the Trust shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to the Acquiring Fund, and the Trust shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver to the Acquired Fund full Acquiring Fund Shares (plus cash in lieu of fractional shares, if any) that in the aggregate have a combined total value equal to the value of the Acquired Fund Shares outstanding at the close of business on the Closing Date. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2 Assets of the Acquired Fund. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Valuation Time, books and records of the Acquired Fund, and any other property owned by the Acquired Fund at the Valuation Time (collectively, the “Assets”).

1.3 Liabilities of the Acquired Fund. The Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus. The Acquiring Fund will assume all of its corresponding Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

1.4 Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Fund will distribute (or cause its transfer agent to distribute) the Acquiring Fund Shares and cash in lieu of fractional Acquiring Fund Shares received from the Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books, share records, or global Depository Trust Company (“DTC”) certificate, as appropriate, of the Acquiring Fund to open accounts on the books, share records, or global DTC certificate, as appropriate, of the Acquiring Fund in the names of Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due to each shareholder. The Acquired Fund Shareholders are entitled to receive that number of Acquiring Fund Shares (and cash in lieu of fractional shares) equal in value to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue share certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 Recorded Ownership of Acquiring Fund Shares. DTC will act as securities depositary for the Acquiring Fund Shares. The Shares of the Acquiring Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for the Acquired Fund Shares. Access to DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of all Acquiring Fund Shares will be limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in the Acquired Fund’s Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through DTC Participants a written confirmation relating to their ownership of the Acquired Fund’s Shares.

1.6 Filing Responsibilities of Acquired Fund. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

ARTICLE II

VALUATION

2.1 Net Asset Value of the Acquired Fund. The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Fund.

2.2 Net Asset Value of the Acquiring Fund. The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

2.3 Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (plus cash in lieu of fractional shares, if any) in connection with the Reorganization shall be determined by dividing the value of the per share net asset value of the Acquired Fund Shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2. The parties agreed that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

2.4 Determination of Value. All computations of value hereunder shall be made in accordance with each Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund. The Trust and Acquired Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Acquired Fund which are also held by the Acquiring Fund.

2.5 Valuation Time. The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the business day immediately preceding the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

ARTICLE III

CLOSING

3.1 Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of the Trust on or about October 3, 2025, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

3.2 Transfer and Delivery of Assets. The Trust shall direct Citibank, N.A. (“Citibank”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that: (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Citibank, on behalf of the respective Acquired Fund, to Citibank, as custodian for the corresponding Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Effective Time and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Citibank, on behalf of each of the Acquired Fund, shall deliver to Citibank, as custodian of the corresponding Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of Citibank and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3 Share Records. The Trust shall direct Citibank, in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the corresponding Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to each respective Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the corresponding Acquiring Fund.

3.4 Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4. 1 Representations and Warranties of the Acquired Fund. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Acquired Fund represents and warrants to the Acquiring Fund as follows:

4.1.1 The Acquired Fund is a duly established series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.1.2 The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

4.1.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

4.1.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.1.5 At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, each corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

4.1.6 The Trust is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which any Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquired Fund is a party or by which it is bound.

4.1.7 All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to each such Acquired Fund on or prior to the Effective Time.

4.1.8 Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against any Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund know of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.1.9 The Statement of Assets and Liabilities, Statement of Operations and Statements Changes in Net Assets, and Schedule of Portfolio Investments of the Acquired Fund at December 31, 2024 have been audited by Cohen & Company, Ltd., independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.1.10 Since December 31, 2024, there has not been any material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.1.11 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.1.12 At the end of its first taxable year since its commencement of operations, the Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquired Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Fund’s books. The Acquired Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.1.13 All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund’s shares.

4.1.14 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.1.15 The Information Statement/Prospectus (as defined in paragraph 5.5), insofar as it relates to the Acquired Fund, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2 Representations and Warranties of the Acquiring Fund. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Acquiring Fund represents and warrants to the Acquired Fund as follows:

4.2.1 The Acquiring Fund is a duly established series of the Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2.2 At the Effective Time, the Trust will be registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

4.2.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

4.2.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.2.5 At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.

4.2.6 The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of the Trust Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquiring Fund is a party or by which it is bound.

4.2.7 Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against an Acquiring Fund, or any Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect an Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund know of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

4.2.8 The Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets, and Schedule of Portfolio Investments of the Acquiring Fund at December 31, 2024 have been audited by Cohen & Company, Ltd., independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.2.9 Since December 31, 2024, there has not been any material adverse change in any Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by an Acquired Fund in writing. For the purposes of this subparagraph, a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by an Acquiring Fund, the discharge of an Acquiring Fund’s liabilities, or the redemption of an Acquiring Fund’s shares by shareholders of an Acquired Fund shall not constitute a material adverse change.

4.2.10 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.2.11 At the end of its first taxable year since its commencement of operations, the Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquiring Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books. The Acquiring Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.2.12 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of each of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.2.13 The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Trust and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any Acquiring Fund’s shares.

4.2.14 The Information Statement/Prospectus, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1 Conduct of Business. The Acquiring Fund and Acquired Fund will each operate its business in the ordinary course consistent with the Trust practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4 Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 Information Statement/Prospectus. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of an Information Statement/Prospectus statement on Form N-14 (the “Information Statement/Prospectus”), in compliance with the 1934 Act and the 1940 Act.

5.6 Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 Best Efforts. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 Other Instruments. The Acquired Fund and the Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9 Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

ARTICLE VI

CONDITIONS PRECEDENT

6.1 Conditions Precedent to Obligations of Acquired Fund. The obligations of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.1.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.1.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

6.1.3 The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

6.1.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full Acquiring Fund Shares (plus cash in lieu of fractional shares, if any) to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.1.5 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Acquired Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Acquired Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

6.2 Conditions Precedent to Obligations of Acquiring Fund. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.2.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.2.2 The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of the Trust.

6.2.3 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

6.2.4 The Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.

6.2.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full Acquiring Fund Shares (plus cash in lieu of fractional shares, if any) to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.3 Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Acquired Fund or the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

6.3.1 The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Trust and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3.1.

6.3.2 At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

6.3.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

6.3.4 The Trust shall have received an opinion of Sullivan & Worcester LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

a)	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)	No gain or loss will be recognized by the Acquired Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of Acquiring Fund Shares to shareholders of the Acquired Fund, except for (i) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (ii) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (iii) any other gain or loss that may be required to be recognized (A) as a result of the closing of the Acquired Fund’s taxable year, or (B) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

c)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund as part of the Reorganization.

d)	The tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred from the Acquired Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer.

e)	The holding period in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred from the Acquired Fund to the Acquiring Fund in the Reorganization , other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset).

f)	No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares (except with respect to cash received in lieu of fractional shares).

g)	The aggregate tax basis of the Acquiring Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which the shareholder would be entitled but for the distribution of cash in lieu of fractional shares) will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor.

h)	The holding period of each shareholder of the Acquired Fund for the Acquiring Fund Shares received in the Reorganization will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Sullivan & Worcester LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(d).

6.3.5 Citibank shall have delivered such certificates or other documents as set forth in paragraph 3.2.

6.3.6 The Transfer Agent shall have delivered to the Trust a certificate of its authorized officer as set forth in paragraph 3.3.

6.3.7 The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

6.3.8 Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION

7.1 Indemnification by the Acquiring Fund. The Trust, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund, and their trustees, officers, employees and agents (the “Trust Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by an Acquiring Fund or the members of the Acquiring Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective trustees, officers or agents.

7.2 Indemnification by the Acquired Fund. The Trust, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund, and their trustees, officers, employees and agents (the “Trust Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to he committed by the Acquired Fund or the members of the Acquired Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers or agents.

7.3 Liability of the Trust. The Trust understands and agrees that the obligations of either the Acquired Fund or the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Trust personally, but bind only the Acquired Fund and its property or the Acquiring Fund and its property. Moreover, no series of the Trust other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The Trust represents that it has notice of the provisions of the Declaration of Trust of the Trust disclaiming such shareholder and trustee liability for acts or obligations of the Acquired Fund or Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1 No Broker or Finder Fees. The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein,

8.2 Expenses of Reorganization. The expenses relating to the proposed Reorganization, whether or not consummated, will be borne by Timothy Partners, Ltd. The costs of the Reorganization shall include, but not be limited to: costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing, printing and distributing the Information Statement/Prospectus and prospectus supplements of the Acquired Fund relating to the Reorganization, and expenses of winding down the operations and terminating the existence of the Acquired Fund; legal fees of counsel to each of the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus; all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps; and repositioning of portfolio securities as a result or in anticipation of the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1 Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust or the Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of Trustees of the Acquired Fund pursuant to paragraph 6.3.1 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without the Board of Trustees’ further approval.

9.2 Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of the Trust on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to the Trust: Timothy Plan 1055 Maitland Center Commons Maitland, FL 32751	With copies (which shall not constitute notice) to: Sullivan & Worcester LLP 1666 K Street NW Washington, DC 20006 Attention: David Mahaffey, Esq.

If to Timothy Partners, Ltd.:

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

ARTICLE XI

MISCELLANEOUS

11.1 Entire Agreement. The Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2 Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

11.3 Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5 Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6 Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the 25th day of July 2025.

THE TIMOTHY PLAN ON BEHALF OF THE ACQUIRING FUND		THE TIMOTHY PLAN ON BEHALF OF THE ACQUIRED FUND

By:	/s/ Brian Mumbert	By:	/s/ Brian Mumbert
Name:	Brian Mumbert	Name:	Brian Mumbert
Title:	President	Title:	President

Solely for purposes of paragraph 8.2

TIMOTHY PARTNERS, LTD.

By:	/s/ Arthur D. Ally
Name:	Arthur D. Ally
Title:	President, Chief Executive Officer and Principal Operations Officer

SCHEDULE A

The Acquired Fund (the Acquired Fund is a series of the Timothy Plan)	Reorganizes Into	The Acquiring Fund (the Acquiring Fund is a series of the Timothy Plan)
Timothy Plan US Large/Mid Cap Enhanced Core ETF	→	Timothy Plan US Large/Mid Cap Core ETF

APPENDIX B - FINANCIAL HIGHLIGHTS

Timothy Plan US Large / Mid Cap Core ETF

For a Share Outstanding Throughout Each Period

	Timothy Plan US Large/Mid Cap Core ETF
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$42.85	$38.22	$33.47	$38.65	$30.93	$27.23
Investment Activities:
Net Investment Income (Loss)(a)	0.20	0.37	0.36	0.35	0.24	0.23
Net Realized and Unrealized Gains (Losses) on Investments	2.06	4.64	4.73	(5.17)	7.72	3.72
Total from Investment Activities	2.26	5.01	5.09	(4.82)	7.96	3.95
Distributions to Shareholders:
Net Investment Income	(0.19)	(0.38)	(0.34)	(0.36)	(0.24)	(0.25)
Total Distributions	(0.19)	(0.38)	(0.34)	(0.36)	(0.24)	(0.25)
Net Asset Value, End of Period	$44.92	$42.85	$38.22	$33.47	$38.65	$30.93
Total Return(b)(c)	5.29%	13.12%	15.30%	(12.48%)	25.82%	14.67%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	0.96%	0.90%	1.03%	1.02%	0.69%	0.88%
Net Assets, End of Period (000's)	$305,431	$267,798	$236,951	$179,060	$168,140	$163,904
Portfolio Turnover(b)(e)	18%	25%	30%	26%	27%	45%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

Timothy Plan US Large / Mid Cap Core Enhanced ETF

For a Share Outstanding Throughout Each Period

	Timothy Plan US Large/Mid Cap Core Enhanced ETF
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the period July 29, 2021(a) to December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$25.59	$22.81		$23.75		$27.19		$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.12	0.23		0.38		0.25		0.11
Net Realized and Unrealized Gains (Losses) on Investments	1.21	2.77		(0.96)		(3.40)		2.16
Total from Investment Activities	1.33	3.00		(0.58)		(3.15)		2.27
Distributions to Shareholders:
Net Investment Income	(0.15)	(0.22)		(0.36)		(0.28)		(0.08)
Return of Capital	—	—		—		(0.01)		—
Total Distributions	(0.15)	(0.22)		(0.36)		(0.29)		(0.08)
Net Asset Value, End of Period	$26.77	$25.59		$22.81		$23.75		$27.19
Total Return(c)(d)	5.20%	13.18%		(2.40%)		(11.58%)		9.09%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(e)	0.52%	0.52%		0.52	%(f)	0.52%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	0.94%	0.91%		1.69%		1.05%		1.00%
Net Assets, End of Period (000's)	$17,400	$70,383		$58,177		$70,060		$69,327
Portfolio Turnover(c)(g)	9%	29	%(h)	302	%(i)	155	%(i)	13%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)	Annualized for periods less than one year.
(f)	Does not include acquired fund fees and expenses, if any.
(g)	Excludes impact of in-kind transactions.
(h)	Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.
(i)	Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

APPENDIX C – SUMMARY PROSPECTUS OF ACQUIRING FUND

FUND SUMMARY

May 1, 2025

Timothy Plan US Large / Mid Cap Core ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that track the performance of the Victory US Large/Mid Cap Volatility Weighted BRI Index before fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES

(fees paid directly from your investment)

NONE

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.52%
Total Annual Operating Expenses	0.52%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large/Mid Cap Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Adviser (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Sub-Adviser, to construct its constituent securities.

The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.

The Fund’s Adviser provides the Sub-Adviser with the list of Excluded Securities that do not satisfy the Adviser’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2025, the Index had a market capitalization range from $1.76 billion to $2.65 trillion.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●	Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●	Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Year-by-year Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER Jun-2020	WORST QUARTER Mar-2020
20.54%	-24.00%

Average Annual Total Returns
(for periods ending on December 31, 2024)

US LARGE / MID CAP CORE ETF

	1 Year	5 Years	Inception*
Return before taxes	13.12%	10.49%	10.87%
Return after taxes on distributions (1)	12.71%	10.22%	10.60%
Return after taxes on distributions and sale of shares (1)	7.76%	8.27%	8.63%
S&P 500 Index (2) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.83%
Victory US Large/Mid Cap Volatility Weighted BRI Index (3) (reflects no deduction for fees, expenses or taxes)	13.72%	11.09%	11.47%

*	April 29, 2019
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Standard & Poor’s 500 (“S&P 500”) Index is market capitalization-weighted index tracking the performance of the 500 largest companies listed on stock exchanges in the United States as measured by market capitalization.
(3)	Victory US Large/Mid Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Adviser. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

INVESTMENT ADVISER

Timothy Partners, Ltd. has served as the Fund’s investment adviser since 2019.

SUB-ADVISER

Victory Capital Management Inc. (“Victory Capital” or the “Sub-Adviser”) through its Victory Solutions team, has served as the Fund’s Sub-Adviser since 2019.

PORTFOLIO MANAGERS

Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since 2019.

Lela Dunlap is the Head of Implementation and a Portfolio Manager for the VictoryShares and Solutions team. Ms. Dunlap began her investment career in 2006 at AMCO which was acquired by Victory Capital in 2019. She holds the CFA designation and is a member of the CFA Society of San Antonio and has been a Portfolio Manager of the Fund since November 2024.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at their net asset value (NAV) only in large blocks (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at or less than (a discount) NAV.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). You may obtain recent information on the Fund’s net asset value, Market Price, premiums and discounts, and bid-ask spreads, on the Exchange-Traded Fund’s website online at etf.timothyplan.com.

TAX INFORMATION

The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

STATEMENT OF ADDITIONAL INFORMATION

September 5, 2025

REORGANIZATION OF

Timothy Plan US Large/Mid Cap Core Enhanced ETF

Into

Timothy Plan US Large/Mid Cap Core ETF

Each a Series of The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

This Statement of Additional Information dated September 5, 2025 (the “SAI”) is not a prospectus. An Information Statement/Prospectus dated September 5, 2025 (the “Information Statement/Prospectus”) related to the above referenced matter may be obtained from The Timothy Plan (the “Trust”), on behalf of the Timothy Plan US Large/Mid Cap Core Enhanced ETF (the “Acquired Fund”) and the Timothy Plan US Large/Mid Cap Core ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) by writing or calling the Trust at the address and telephone number shown above. This SAI should be read in conjunction with such Information Statement/Prospectus.

You should rely only on the information contained in this SAI and the Information Statement/Prospectus. The Trust has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

1.	The Statement of Additional Information for the Funds, dated May 1, 2025, as supplemented; SAI Supplement dated 6-6-25.

2.	The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Funds included in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2024 (the “Annual Report”). No other parts of the Annual Report are incorporated herein by reference; Annual Report 12-31-24.

3.	The unaudited financial statements of the Funds included in the Funds’ Semi-Annual Report to Shareholders for the period ended June 30, 2025 (the “Semi-Annual Report”). No other parts of the Semi-Annual Report are incorporated herein by reference. The June 30, 2025 Semi Annual Report will be available on the SEC Webuste at http://www.sec.gov; SEC File No. 811-08228 and also on the Timothy Plan Website at etf.timothyplan.com as soon as it is filed.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given to them in the Information Statement/Prospectus.

The date of this SAI is September 5, 2025.

2

MORE INFORMATION ABOUT THE REORGANIZATION AND THE FUNDS

General Information

As described in the Information Statement/Prospectus, this SAI relates to the reorganization of the Acquired Fund with and into the Acquiring Fund, which provides for (a) the transfer of all of the assets of the Acquired Fund in exchange for the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, and shares of beneficial interest of the Acquiring Fund and cash in lieu of any fractional shares of the Acquiring Fund with an aggregate value equal to the value of the net assets of the Acquired Fund, and (b) the pro rata distribution of shares of the Acquiring Fund and cash in lieu of fractional shares of the Acquiring Fund by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization”). The Timothy Plan US Large/Mid Cap Core ETF will be the accounting and performance survivor.

Each Fund is a separate series of the Trust. The Trust is an open-end management investment company that was organized as a Delaware statutory business trust on December 16, 1993. The shares of the Funds are listed and traded on The New York Stock Exchange. (the “Exchange”). The shares of each Fund trade on the Exchange at market prices that may be below, at, or above net asset value of the Fund.

Additional Information About the Funds

The Statement of Additional Information of the Trust relating to the Funds, dated May 1, 2025, as may be supplemented from time to time, is hereby incorporated herein by reference.

FINANCIAL INFORMATION

Historical financial information regarding the Funds is incorporated herein by reference as follows:

1.	The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Funds included in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2024 (the “Annual Report”). No other parts of the Annual Report are incorporated herein by reference.

2.	The unaudited financial statements of the Funds included in the Funds’ Semi-Annual Report to Shareholders for the period ended June 30, 2025 (the “Semi-Annual Report”). No other parts of the Semi-Annual Report are incorporated herein by reference.

The Adviser will pay the expenses directly related to the proposed Reorganization. The Adviser estimates that these costs will be approximately $20,000.

On June 30, 2025, the Acquiring Fund had a capital loss carryforward of $27,955.160. On June 30, 2025, the Acquired Fund had a capital loss carryforward of $12,487,686. Utilization of capital loss carryforwards of the Acquired Fund may be subject to limitations because of an ownership change. Additionally, for five years beginning after the Closing Date of the Reorganization, neither Fund will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

3

A table showing the fees of the Acquiring Fund and the Acquired Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Comparison of the Acquired Fund and the Acquiring Fund – The Funds’ Fees and Expenses” section of the Information Statement/Prospectus.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included.

There are no material differences in accounting policies of the Acquired Fund as compared to those of the Acquiring Fund.

4

PART C. OTHER INFORMATION

Item 28. Exhibits

a.	Articles of Incorporation - Copy of Agreement and Declaration of Trust, of The Timothy Plan, a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

b.	By-Laws – Copy of Agreement and Declaration of Trust of The Timothy Plan a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

c.	Instruments Defining Rights of Security Holders – Copy of Agreement and Declaration of Trust of The Timothy Plan a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

d.	Agreement and Plan of Reorganization – Agreement and Plan of Reorganization is attached to Part A of Form N-14 as an appendix (Appendix A) on August 6, 2025 and incorporated herein by reference.

e.	Investment Advisory Contracts

(1)	Registrant’s Copy of Consolidated and Restated Investment Advisory Agreement with Timothy Partners, Ltd. filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(13)	Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Victory Capital Management, Inc, on behalf of the Timothy Plan US Large Cap Core ETF, Timothy Plan US Small- Cap Core ETF, Timothy Plan International ETF, and Timothy Plan US High Dividend Stock ETF, filed as an Exhibit to Registrant’s Post-Effective Amendment filed on April 30, 2019, and incorporated herein by reference.

(14)	Copy of Registrants Contractual Advisory Fee Waiver by and between Timothy Partners, LTD and Timothy Plan Trust, as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2024, and incorporated herein by reference.

(15)	Registrants Contractual Advisory Fee Waiver by and between Timothy Partners, LTD and Timothy Plan Trust, dated November 22, 2024, as an Exhibit to Registrant’s Post-Effective Amendment effective February 1, 2025, and incorporated herein by reference.

f.	Underwriting Contracts

(2)	Form of Registrant’s Underwriting Agreement with Foreside Distributors, on behalf of the Timothy Plan ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment filed on January 24, 2023, and incorporated herein by reference.

g.	Bonus or Profit-Sharing Contracts - Not Applicable

h.	Custodian Agreements

(2)	Copy of Registrants Custodian Agreement with Citibank, N.A. for the Timothy Plan ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 2019, and incorporated herein by reference.

(2.a)	Copy of Registrants Amendment No. 1 to Global Custodian Agreement and Agency Services Agreement with Citibank, N.A. for the Timothy Plan US Large/Mid Core Enhanced ETF and the Timothy Plan High Dividend Stock Enhanced ETF, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(2.b)	Copy of Registrants Amendment No. 3 to Custodian Agreement with Citibank, N.A. for the Timothy Plan Timothy ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(2.c)	Copy of Registrants Amendment No. 4 to Custodian Agreement with Citibank, N.A. for Timothy Plan, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

(3)	Copy of Registrants Brinks Precious Metals Storage Agreement for the Timothy Plan Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

i.	Other Material Contracts

(2)	Copy of Transfer Agent, Administrative and Fund Accounting Agreement with Citi Fund Services Ohio and Citibank, N.A ., filed as an Exhibit to Registrant’s Post-Effective Amendment on April 29, 2019, and incorporated herein by reference.

(2.b)	Copy of Registrant’s Amendment No.2 to Transfer Agent, Administrative and Fund Accounting Agreement with Citi Fund Services Ohio and Citibank, N.A ., for the Timothy Plan ETF Funds filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(3)	Copy of Timothy Plan Trustee Special Powers of Attorney filed as an Exhibit to Part A of Form N-14 filed on August 6, 2025, and incorporated herein by reference.

(4)	Copy of Northern Lights Consulting Agreement executed January 28, 2022, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective February 1, 2024, and incorporated herein by reference.

(5)	Copy of Goldman Sachs Futures and Options Contract, executed November 8, 2018, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective February 1, 2024 and incorporated herein by reference.

(5.a)	Copy of Amendment 1 to Goldman Sachs Futures and Options Contract, executed, October 30, 2019, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective February 1, 2024, and incorporated herein by reference.

(6)	Copy of Egan Jones Proxy Services Agreement, effective February 1, 2024, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective February 1, 2024 and incorporated herein by reference.

(7)	Copy of Northern Lights Consulting Agreement, effective February 2, 2022, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective May 1, 2024, and incorporated herein by reference.

(8)	Copy of Pine Advisors Services Agreement, effective May 1, 2025, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective May 1, 2025, and incorporated herein by reference.

j.	(1)	Legality of Shares Opinion as to certain matters relating to the Timothy Plan US Large mid Cap Core ETF (“Acquiring Fund”) filed Form N-14 on August 6, 2025, and incorporated herein by reference.

(2)	Draft of Legal Opinion of Counsel as to certain Federal income tax consequences relating to the Timothy Plan US Large mid Cap Core ETF (“Acquiring Fund”) filed Form N-14 on August 6, 2025, and incorporated herein by reference.

k.	Other Opinions. Consent of Independent Registered Public Accounting Firm, Cohen & Company, Ltd. Filed herewith.

l.	Omitted Financial Statements - None

m.	Initial Capital Agreements – Investment letters between the Registrant and its initial shareholders, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 1996, are hereby incorporated by reference.

n.	Rule 12b-1 Plans

(1)	Registrant’s Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant’s Post- Effective Amendment on March 18, 1999, and incorporated herein by reference.

(2)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment on March 18, 1999, and incorporated herein by reference.

(3)	Registrant’s Copy of Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(4)	Registrant’s Copy of Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(5)	Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on August 6. 2009, and is incorporated herein by reference.

(6)	Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective on August 6, 2009, is hereby incorporated by reference.

(7)	Registrant’s Copy of Amendment to Plan of Distribution for Class C shares, adding the Timothy Plan Israel Common Values Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(8)	Registrant’s Copy of Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(9)	Registrant’s Copy of Amended Plan of Distribution for Class C shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective on October 1, 2013, is hereby incorporated by reference.

(10)	Registrant’s Copy of Amended Plan of Distribution for Class A shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on October 1, 2013, is hereby incorporated by reference.

o.	Rule 18f-3 Plan

(1)	Registrant’s Copy of Multiple Class Plan filed as an Exhibit to Registrant’s Post-Effective Amendment, on January 24, 2023, and incorporated herein by reference.

p.	Reserved

q.	Code of Ethics

(1)	Copy of Code of Ethics for the Timothy Plan, filed as an Exhibit to Registrant’s Post- Effective Amendment dated January 28, 2025, is hereby incorporated by reference.

(2)	Copy of Code of Ethics for Timothy Partners Ltd., filed as an Exhibit to Registrant’s Post- Effective Amendment dated January 28, 2025, is hereby incorporated by reference.

(3)	Copy of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC, dated February 14, 2025, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, and incorporated herein by reference.

(4)	Copy of Code of Ethics of Chartwell Investment Partners filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2024, and incorporated herein by reference.

(5)	Copy of Code of Ethics of Chilton Capital Management, LLC dated January 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2024, and incorporated herein by reference.

(6)	Copy of Code of Ethics of Eagle Global Advisors, LLC, dated November 11, 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, and incorporated herein by reference.

(7)	Copy of Code of Ethics of CoreCommodity, LLC, dated October 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, and incorporated herein by reference.

(8)	Copy of Code of Ethics of Westwood Management Corp., dated July 30, 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, and incorporated herein by reference.

(9)	Copy of Code of Ethics of Victory Capital Management, Inc. dated July 1, 2023, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, is hereby incorporated by reference.

(10)	Copy of Code of Ethics of Raymond James Investment Management, dated February 5, 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment dated January 28, 2025, is hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant - None

Item 30.	Indemnification

Under the terms of the Delaware Business Trust Act (effective 2002 the Delaware Statutory Trust Act) and the Registrant’s Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer’s or Trustee’s office with the Trust. Further no indemnification shall be made:

(a) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b) A written opinion by an independent legal counsel; or

(c) The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31. Business and Other Connections of the Investment Manager

(1.)	Covenant Funds, Inc., a Florida corporation and the managing general partner of the advisor, Timothy Partners, Ltd. Arthur D. Ally, is President and 75% shareholder of this corporation.

Item 32. Principal Underwriter.

(1.a)	Timothy Partners, Ltd. is the principal underwriter for the Trust and currently acts only as an underwriter for the Trust.

(1.b)	The table below sets forth certain information as to the Underwriter’s directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1055 Maitland Center Commons Maitland, FL 32751	President of Timothy Partners, Ltd.	Chairman

(1.c)	None

Item 33. Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust’s custodians, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, CitiBank, N.A. 388 Greenwich Street, New York, NY 10013 and the Registrant’s administrator, transfer, redemption/ dividend disbursing agent and accounting services agent, Ultimus Fund Solutions, LLC., 4221 N. 203rd St, Suite 100, Elkhorn, NE 68022-3474.

Each adviser (or sub-adviser) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address of record for each separate series of the Trust that the adviser manages.

Item 34. Management Services None

Item 35. Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

As required by the Securities Act of 1933 (the “Securities Act”), as amended, this Registration Statement on Form N-14 has been signed on its behalf of the Registrant, in the city of Maitland and the State of Florida on September 4, 2025.

THE TIMOTHY PLAN

By:	/s/ Brian Mumbert
BRIAN MUMBERT, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Brian Mumbert	Trustee	September 4, 2025
BRIAN MUMBERT

/s/ Mathew D. Staver*	Trustee	September 4, 2025
MATHEW D. STAVER

/s/ Deborah Honeycutt*	Trustee	September 4, 2025
DEBORAH HONEYCUTT

/s/ Dale Bissonette*	Trustee	September 4, 2025
DALE BISSONETTE

/s/ Anthereca Lane*	Trustee	September 4, 2025
ANTHERECA LANE

/s/ Alan M. Ross*	Trustee	September 4, 2025
ALAN M. ROSS

/s/ Richard W. Copeland*	Trustee	September 4, 2025
RICHARD W. COPELAND

/s/ Abraham M. Rivera*	Trustee	September 4, 2025
ABRAHAM M. RIVERA

/s/ Theron Holladay*	Trustee	September 4, 2025
THERON HOLLADAY

/s/ John C. Mulder*	Trustee	September 4, 2025
JOHN C. MULDER

/s/ Shelly Nahrstedt*	Trustee	September 4, 2025
SHELLY NAHRSTEDT

/s/ Kenneth Blackwell*	Trustee	September 4, 2025
KENNETH BLACKWELL

/s/ Greg Ally*	Treasurer and CFO	September 4, 2025
GREG ALLY

*By: /s/ Brian Mumbert, Attorney-in-Fact, pursuant to powers of attorney incorporated herein by reference as filed with SEC with Form N-14.

EXHIBIT INDEX

Exhibit Number	Description
k.	Consent of Independent Registered Public Accounting Firm